Leases (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Components of Operating Lease Expense
The components of operating lease expense were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Operating lease cost	$368	$368	$1,103	$1,103
Variable lease expense	150	136	450	394
Total lease expense	$518	$504	$1,553	$1,497

The components of operating lease expense were as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Operating lease cost	$1,470	$1,609
Variable lease expense	530	611
Short-term lease expense	62	38
Total lease expense	$2,062	$2,258

Schedule of Maturities of Operating Lease Liabilities
As of September 30, 2024, the maturities of the Company’s operating lease liabilities were as follows:

(in thousands)
Remainder of 2024	$395
2025	1,627
2026	1,674
2027	1,729
2028	297
Total lease payments	5,722
Less: Imputed interest	(535)
Present value of lease liabilities	$5,187

As of December 31, 2023, the maturities of the Company’s operating lease liabilities were as follows:

(in thousands)
2024	$1,580
2025	1,627
2026	1,674
2027	1,729
2028	297
Thereafter	—
Total lease payments	6,907
Less: Imputed interest	(776)
Present value of lease liabilities	$6,131